Schedule of Investments (unaudited) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AGL CLO Ltd., Series 2020-9A, Class E, (3-mo. CME Term SOFR + 7.52%), 12.85%, 01/20/34(a)(b)	USD	250	$245,327
Anchorage Capital CLO Ltd., Series 2015-7A, Class D1R2, (3-mo. CME Term SOFR + 3.76%), 9.13%, 01/28/31(a)(b)		250	235,363
Ares LI CLO Ltd., Series 2019-51A, Class ER, (3-mo. CME Term SOFR + 7.11%), 12.42%, 07/15/34(a)(b)		300	277,539
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.72%, 07/15/34(a)(b)		750	719,161
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 8.46%, 07/16/31(a)(b)		250	243,809
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 04/20/32(a)(b)		2,000	1,967,189
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.03%, 07/20/32(a)(b)		1,300	1,222,071
Cedar Funding XIV CLO Ltd.(a)(b)
Series 2021-14A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.82%, 07/15/33		500	475,740
Series 2021-14A, Class E, (3-mo. CME Term SOFR + 6.60%), 11.91%, 07/15/33		375	342,989
Series 2021-14A, Class SUB, 0.00%, 07/15/33		250	119,698
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.39%, 04/20/34(a)(b)		250	246,732
Elmwood CLO VII Ltd., Series 2020-4A, Class E, (3-mo. CME Term SOFR + 7.36%), 12.67%, 01/17/34(a)(b)		250	247,514
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	150	99,397
Generate CLO Ltd.(a)(b)
Series 3A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.19%, 10/20/29	USD	500	496,869
Series 4A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.34%, 04/20/32		250	237,273
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.52%, 10/15/30(a)(b)		750	738,081
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.94%, 10/20/34(a)(b)		250	232,130
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.15%, 07/20/34(a)(b)		250	247,344
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1-mo. Term SOFR + 0.81%), 6.13%, 12/25/35(a)		3,371	1,445,020
Gulf Stream Meridian Ltd.(a)(b)
Series 2020-IA, Class E, (3-mo. CME Term SOFR + 6.71%), 12.02%, 04/15/33		250	229,409
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 12.16%, 07/15/35		250	235,794
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		400	349,057
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		204	167,832
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2019-32A, Class ER, (3-mo. CME Term SOFR + 6.36%), 11.68%, 01/20/32		400	379,068
Series 2020-37A, Class ER, (3-mo. CME Term SOFR + 6.01%), 11.34%, 07/20/31		250	235,823
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3-mo. CME Term SOFR + 3.26%), 8.61%, 04/24/29		300	297,145

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.(a)(b) (continued)
Series 2014-7A, Class B1RR, (3-mo. CME Term SOFR + 2.51%), 7.84%, 07/20/29	USD	500	$496,872
Series 2019-17A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.09%, 07/20/32		1,500	1,423,208
OHA Credit Funding Ltd., Series 2022-11A, Class E, (3-mo. CME Term SOFR + 7.25%), 12.57%, 07/19/33(a)(b) .		250	249,692
Palmer Square Loan Funding Ltd., Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.20%), 11.51%, 10/15/30(a)(b)		250	240,013
Rad CLO Ltd., Series 2019-6A, Class E, (3-mo. CME Term SOFR + 7.79%), 13.12%, 01/20/33(a)(b)		250	239,170
Recette CLO Ltd., Series 2015-1A, Class DRR, (3-mo. CME Term SOFR + 3.51%), 8.84%, 04/20/34(a)(b)		1,000	976,480
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.24%, 10/20/30(a)(b)		430	416,799
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1-mo. Term SOFR + 0.40%), 5.72%, 01/25/47(a)		2,769	2,474,088
Signal Peak CLO Ltd., Series 2019-1A, Class E, (3-mo. CME Term SOFR + 7.15%), 12.52%, 04/30/32(a)(b)		1,250	1,158,110
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3-mo. CME Term SOFR + 6.51%), 11.82%, 07/15/34(a)(b)		250	236,110
Trestles CLO II Ltd., Series 2018-2A, Class D, (3-mo. CME Term SOFR + 6.01%), 11.36%, 07/25/31(a)(b)		250	223,213
Trestles CLO Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.51%, 04/25/32(a)(b)		1,000	987,836
Whitebox CLO III Ltd., Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.42%, 10/15/34(a)(b)		250	242,498

Total Asset-Backed Securities — 26.3% (Cost: $21,722,050)			21,097,463

		Shares

Common Stocks

Hotel & Resort REITs — 0.0%
Service Properties Trust		2,000	15,380

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(c)		1,350	62,573

Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp.		7,618	426,684

Total Common Stocks — 0.6% (Cost: $185,514)			504,637

		Par (000)

Corporate Bonds

Aerospace & Defense(b) — 0.6%
Embraer Netherlands Finance BV
6.95%, 01/17/28	USD	250	249,833
7.00%, 07/28/30		200	197,815

			447,648

Automobile Components — 0.7%
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(b)		130	127,198

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobile Components (continued)
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(d)	EUR	100	$106,938
Forvia SE, 3.75%, 06/15/28(d)		100	94,842
ZF Finance GmbH(d)
5.75%, 08/03/26		100	105,428
3.75%, 09/21/28		100	94,844

			529,250

Automobiles — 1.7%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(d)	GBP	100	92,728
Ford Motor Co., 6.10%, 08/19/32	USD	76	71,585
Ford Motor Credit Co. LLC
5.58%, 03/18/24		597	593,202
4.54%, 03/06/25	GBP	100	117,134
6.86%, 06/05/26		108	129,834
6.13%, 05/15/28	EUR	100	108,632
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(d)		100	92,457
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(d)		200	198,226

			1,403,798

Banks — 0.7%
Banco BPM SpA, (5-year EUR Swap + 3.80%), 3.25%, 01/14/31(a)(d)		100	97,135
Cooperatieve Rabobank UA, (3-mo. EURIBOR + 1.15%), 4.23%, 04/25/29(a)(d)		100	104,303
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	72	72,015
Intesa Sanpaolo SpA, 5.15%, 06/10/30(d)	GBP	250	255,150

			528,603

Beverages — 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(d)	EUR	100	87,487
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(d)
2.13%, 08/15/26		100	93,837
4.75%, 07/15/27	GBP	100	96,209
Crown European Holdings SA, 3.38%, 05/15/25(d)	EUR	100	103,089
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)	USD	65	62,708
OI European Group BV, 2.88%, 02/15/25(d)	EUR	100	102,733
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	200	186,486

			732,549

Building Materials — 0.2%
Cemex SAB de CV, 3.13%, 03/19/26(d)	EUR	100	101,678
Masonite International Corp., 5.38%, 02/01/28(b)	USD	9	8,371
Standard Industries, Inc.(b)
5.00%, 02/15/27		9	8,342
4.75%, 01/15/28		35	31,570

			149,961

Building Products — 0.1%
HT Troplast GmbH, 9.38%, 07/15/28(d)	EUR	100	106,402

Capital Markets — 0.2%
SURA Asset Management SA, 4.88%, 04/17/24(d)	USD	171	168,243

Chemicals — 2.3%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(d)	EUR	100	104,041
Braskem Idesa SAPI, 6.99%, 02/20/32(b)	USD	200	120,018

Security		Par (000)	Value

Chemicals (continued)
Chemours Co., 4.00%, 05/15/26	EUR	100	$97,927
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(d)		100	96,059
MEGlobal BV(d)
4.25%, 11/03/26	USD	200	189,606
2.63%, 04/28/28		200	172,486
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		621	610,126
OCI NV, 3.63%, 10/15/25(d)	EUR	90	92,699
Olympus Water U.S. Holding Corp., 9.63%, 11/15/28(d)		100	105,455
Sasol Financing USA LLC, 6.50%, 09/27/28	USD	287	255,651

			1,844,068

Commercial Services & Supplies — 0.4%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)		99	89,471
Loxam SAS, 3.75%, 07/15/26(d)	EUR	200	197,613

			287,084

Construction Materials — 0.1%
OPENLANE, Inc., 5.13%, 06/01/25(b)	USD	53	51,275

Consumer Discretionary — 0.1%
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(d)	EUR	100	101,978

Consumer Finance(d) — 0.3%
Encore Capital Group, Inc., 4.88%, 10/15/25		100	102,835
Nexi SpA, 0.00%, 02/24/28(e)(f)		100	80,349
Worldline SA, 0.00%, 07/30/25(e)(f)		23	26,611

			209,795

Consumer Staples Distribution & Retail(d) — 0.3%
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	100	105,937
Picard Groupe SAS, 3.88%, 07/01/26	EUR	100	97,806

			203,743

Containers & Packaging — 0.5%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28(d)		100	88,624
Suzano Austria GmbH
3.13%, 01/15/32	USD	150	114,975
7.00%, 03/16/47(b)		200	190,500

			394,099

Diversified Consumer Services(d) — 0.2%
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 9.28%, 05/15/28(a)	EUR	100	104,800
Rekeep SpA, 7.25%, 02/01/26		100	95,613

			200,413

Diversified REITs — 0.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)	USD	37	31,300
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		12	10,920
Service Properties Trust
4.35%, 10/01/24		10	9,593
7.50%, 09/15/25		33	32,420
XHR LP(b)
6.38%, 08/15/25		68	66,762
4.88%, 06/01/29		11	9,350

			160,345

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services(d) — 0.4%
SoftBank Group Corp., 3.88%, 07/06/32	EUR	100	$80,606
Telecom Italia SpA/Milano, 6.88%, 02/15/28		200	212,539

			293,145

Electric Utilities — 0.7%
EDP - Energias de Portugal SA, (5-year EUR Swap + 1.84%), 1.70%, 07/20/80(a)(d)		100	97,399
Orano SA, 2.75%, 03/08/28(d)		100	96,583
Vistra Operations Co. LLC(b)
5.50%, 09/01/26	USD	17	16,211
5.00%, 07/31/27		343	315,350

			525,543

Energy Equipment & Services — 0.0%
Vallourec SA, 8.50%, 06/30/26(d)	EUR	17	17,973

Environmental, Maintenance & Security Service — 0.0%
Covanta Holding Corp., 4.88%, 12/01/29(b)	USD	9	7,384

Financial Services — 1.4%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		214	207,937
doValue SpA, 3.38%, 07/31/26(d)	EUR	102	92,742
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(d)	GBP	100	91,924
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(b)	USD	11	10,394
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26		72	63,410
3.63%, 03/01/29		228	188,496
3.88%, 03/01/31		56	44,653
Sun Country Airlines Holdings, Inc., 6.95%, 12/15/23(g)		160	159,024
UniCredit SpA, (3-mo. EURIBOR + 1.60%), 4.45%, 02/16/29(a)(d)	EUR	150	152,909
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)	USD	153	138,480

			1,149,969

Health Care Providers & Services — 1.5%
Medline Borrower LP, 3.88%, 04/01/29(b)		372	314,497
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25(d)	EUR	100	100,650
Select Medical Corp., 6.25%, 08/15/26(b)	USD	360	351,713
Tenet Healthcare Corp.
4.25%, 06/01/29		507	436,399
4.38%, 01/15/30		44	37,846

			1,241,105

Health Care Technology — 0.1%
Catalent Pharma Solutions, Inc., 2.38%, 03/01/28(d)	EUR	100	88,280

Hotels, Restaurants & Leisure — 3.2%
Affinity Interactive, 6.88%, 12/15/27(b)	USD	150	127,167
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 3.88%, 01/15/28(b)		13	11,661
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		228	224,879
8.13%, 07/01/27		146	146,696
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		3	2,710
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, Series 2020, 5.50%, 05/01/25(b)		102	99,877
Churchill Downs, Inc.(b)
5.50%, 04/01/27		10	9,532
4.75%, 01/15/28		9	8,118
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.19%, 07/31/28(a)(d)	EUR	100	105,780
Full House Resorts, Inc., 8.25%, 02/15/28(b)	USD	13	11,375

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc., 7.63%, 04/15/26(b)	USD	34	$33,927
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		17	15,471
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)		147	127,515
IRB Holding Corp., 7.00%, 06/15/25(b)		72	72,019
Lottomatica SpA, (3-mo. EURIBOR + 4.13%), 7.93%, 06/01/28(a)(d)	EUR	100	106,544
MGM Resorts International
5.75%, 06/15/25	USD	12	11,721
4.63%, 09/01/26		152	141,965
5.50%, 04/15/27		157	146,479
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		102	86,840
Scientific Games International, Inc., 7.00%, 05/15/28(b)		194	190,685
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)		310	313,100
Travel & Leisure Co., 6.63%, 07/31/26(b)		90	87,570
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
5.50%, 03/01/25		79	77,674
5.25%, 05/15/27		19	17,674
Wynn Macau Ltd., 5.50%, 01/15/26(d)		200	185,488
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)		213	186,189

			2,548,656

Household Durables — 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
Series B, 6.63%, 01/15/28		216	203,779
Series B, 4.63%, 08/01/29		30	25,316
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
6.25%, 09/15/27		234	210,675
5.00%, 06/15/29		10	8,231
Century Communities, Inc., 6.75%, 06/01/27		44	43,239
Forestar Group, Inc.(b)
3.85%, 05/15/26		244	221,477
5.00%, 03/01/28		319	286,381
M/I Homes, Inc., 4.95%, 02/01/28		225	202,780
Mattamy Group Corp., 5.25%, 12/15/27(b)		9	8,214
Newell Brands, Inc., 4.70%, 04/01/26		35	32,984
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		270	256,684
5.75%, 01/15/28		914	851,391
Tri Pointe Homes, Inc.
5.25%, 06/01/27		705	659,716
5.70%, 06/15/28		18	16,516

			3,027,383

Independent Power and Renewable Electricity Producers — 0.3%
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	185,584
NRG Energy, Inc.
5.75%, 01/15/28		14	13,126
5.25%, 06/15/29(b)		13	11,476

			210,186

Insurance(d) — 0.3%
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	100	112,859
Liberty Mutual Group, Inc., (5-year EUR Swap + 3.70%), 3.63%, 05/23/59(a)	EUR	100	100,456

			213,315

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services(d) — 0.4%
iliad SA
5.38%, 06/14/27	EUR	100	$102,744
5.63%, 02/15/30		100	100,703
United Group BV, (3-mo. EURIBOR + 4.88%), 8.60%, 02/01/29(a)		100	104,321

			307,768

Internet Software & Services — 0.1%
Gen Digital, Inc., 6.75%, 09/30/27(b)	USD	48	47,058

IT Services(d) — 0.2%
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28	EUR	100	105,646
La Financiere Atalian SASU, 6.63%, 05/15/25	GBP	100	87,847

			193,493

Machinery — 0.6%
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(d)	EUR	100	104,922
TK Elevator Midco GmbH(d) 4.38%, 07/15/27		100	95,649
(3-mo. EURIBOR + 4.75%), 8.41%, 07/15/27(a)		100	105,529
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	200	183,306

			489,406

Media — 1.4%
AMC Networks, Inc., 5.00%, 04/01/24		7	6,903
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(b) .		306	271,726
Global Switch Holdings Ltd., 2.25%, 05/31/27(d)	EUR	100	97,371
iHeartCommunications, Inc.
6.38%, 05/01/26	USD	14	11,986
5.25%, 08/15/27(b)		13	10,303
4.75%, 01/15/28(b)		9	6,880
Lamar Media Corp., 3.75%, 02/15/28		10	8,851
Lorca Telecom Bondco SA, 4.00%, 09/18/27(d)	EUR	100	98,116
Nexstar Media, Inc., 5.63%, 07/15/27(b)	USD	300	266,975
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		11	9,692
4.63%, 03/15/30		9	7,075
SES SA, (5-year EUR Swap + 5.40%), 5.63%(a)(d)(h)	EUR	100	104,980
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27	USD	54	49,323
5.50%, 07/01/29		48	42,455
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(d)(i)	EUR	119	120,524

			1,113,160

Metals & Mining — 0.6%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	200	160,672
Freeport Indonesia PT, 4.76%, 04/14/27(d)		200	189,730
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)		200	146,956

			497,358

Oil, Gas & Consumable Fuels — 5.0%
BP Capital Markets PLC, (5-year EUR Swap + 3.78%), 3.63%(a)(d)(h)	EUR	205	188,476
Buckeye Partners LP
4.13%, 03/01/25(b)	USD	87	82,643
3.95%, 12/01/26		10	8,980
California Resources Corp., 7.13%, 02/01/26(b)		142	142,706
Cellnex Finance Co. SA(d)
1.00%, 09/15/27	EUR	100	91,557
2.00%, 02/15/33		100	81,431
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(d)(e)		100	81,086

Security		Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp., 5.50%, 02/01/26(b)	USD	51		$49,349
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		42		41,326
Ecopetrol SA
4.13%, 01/16/25		181		174,343
8.88%, 01/13/33		166		161,721
EIG Pearl Holdings SARL, 3.55%, 08/31/36(b)		200		161,714
Energean Israel Finance Ltd., 8.50%, 09/30/33		160		159,800
Geopark Ltd., 5.50%, 01/17/27(b)		200		170,500
HTA Group Ltd., 7.00%, 12/18/25(b)		200		192,406
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(d)	EUR	100		92,390
Leviathan Bond Ltd., 6.75%, 06/30/30(b)	USD	129		118,625
Matador Resources Co., 5.88%, 09/15/26		18		17,372
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b) .		193		147,015
PDC Energy, Inc., 5.75%, 05/15/26		10		9,966
Permian Resources Operating LLC(b)
5.38%, 01/15/26		834		798,463
6.88%, 04/01/27		51		50,272
Petroleos Mexicanos
4.25%, 01/15/25		80		76,163
6.50%, 03/13/27		182		159,599
8.75%, 06/02/29		176		155,248
5.95%, 01/28/31		205		145,960
6.70%, 02/16/32		122		90,341
SM Energy Co., 6.75%, 09/15/26		139		136,445
TotalEnergies SE(a)(d)(h)
(5-year EUR Swap + 2.15%), 2.63%	EUR	100		100,835
Series NC7, (5-year EUR Swap + 1.99%), 1.63%		100		88,202

				3,974,934

Passenger Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	24		22,590
Deutsche Lufthansa AG, 2.88%, 05/16/27(d)	EUR	100		96,078

				118,668

Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., 5.50%, 11/01/25(b)	USD	30		26,568
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(d)	EUR	100		96,222
Elanco Animal Health, Inc., 6.65%, 08/28/28	USD	13		12,643
Rossini SARL, 6.75%, 10/30/25(d)	EUR	100		105,672
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100		107,465

				348,570

Real Estate Management & Development — 1.4%
Agps Bondco PLC, 6.00%, 08/05/25(c)(d)(j)		100		45,715
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(c)(d)(j) .	USD	200		8,000
Five Point Operating Co. LP/Five Point Capital Corp., Series C, 7.88%, 11/15/25(b)		467		440,611
Howard Hughes Corp., 5.38%, 08/01/28(b)		451		397,363
JGC Ventures Pte. Ltd.(i)
(3.00% PIK), 3.00%, 06/30/25		11		3,710
(3.00% PIK), 3.00%, 06/30/25		—	(k)	92
MAF Global Securities Ltd., (5-year CMT + 3.54%), 6.38%(a)(d)(h)		200		192,708

				1,088,199

Software — 0.4%
Boxer Parent Co., Inc., 6.50%, 10/02/25(d)	EUR	100		104,747
Cloud Software Group, Inc., 6.50%, 03/31/29(b)	USD	95		84,012
Playtika Holding Corp., 4.25%, 03/15/29(b)		182		151,970

				340,729

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail — 0.1%
Goldstory SASU, 5.38%, 03/01/26(d)	EUR	100	$102,514

Transportation Infrastructure — 0.8%
Aeropuerto Internacional de Tocumen SA, Series E, 5.13%, 08/11/61(b)	USD	200	145,834
Aeropuertos Dominicanos Siglo XXI SA, Series E, 6.75%, 03/30/29(b)		200	193,601
Azzurra Aeroporti SpA(d)
2.13%, 05/30/24	EUR	125	129,108
2.63%, 05/30/27		100	94,910
Heathrow Finance PLC, 3.88%, 03/01/27(d)(l)	GBP	100	106,759

			670,212

Water Utilities — 0.3%
Veolia Environnement SA, (5-year EUR Swap + 2.84%), 2.50%(a)(d)(h)	EUR	300	260,059

Wireless Telecommunication Services — 1.5%
Altice France SA, 2.13%, 02/15/25(d)		100	99,381
Altice France SA/France, 5.88%, 02/01/27(d)		100	90,730
Kenbourne Invest SA, 6.88%, 11/26/24(b)	USD	145	120,785
Millicom International Cellular SA, 5.13%, 01/15/28(d)		242	203,546
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		450	447,152
3.50%, 02/15/25		13	12,438
4.63%, 06/15/25		59	56,976
Vmed O2 U.K. Financing I PLC(d)
3.25%, 01/31/31	EUR	100	86,455
4.50%, 07/15/31	GBP	100	95,324

			1,212,787

Total Corporate Bonds — 34.5% (Cost: $30,253,153)			27,607,108

Floating Rate Loan Interests(a)

Building Products — 0.7%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 04/12/28	USD	605	588,044

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.63%, 03/16/27		105	104,320

Commercial Services & Supplies — 0.6%
Interface Security Systems LLC, Term Loan, (1-mo. CME Term SOFR + 7.00%, 1.00% PIK), 13.32%, 08/07/24(g)(i)		536	444,765

Consumer Finance — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (Defaulted), 0.00%, 02/17/24(c)(g)(j)		42	4,620

Diversified Telecommunication Services — 0.4%
Connect Finco SARL, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26		346	338,719

Security		Par (000)		Value

Hotels, Restaurants & Leisure — 0.5%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/02/26	USD	167		$159,881
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29		245		242,500

				402,381

Passenger Airlines — 0.0%
Kestrel Bidco, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.42%, 12/11/26		—	(k)	186

Total Floating Rate Loan Interests — 2.3% (Cost: $2,043,043)				1,883,035

Foreign Agency Obligations

Bahrain — 0.2%
Bahrain Government International Bond, 6.75%, 09/20/29(d)		200		195,882

Chile — 0.2%
Chile Government International Bond, 4.34%, 03/07/42		200		161,234

Colombia — 0.9%
Colombia Government International Bond
4.50%, 01/28/26		200		190,990
3.13%, 04/15/31		340		251,090
8.00%, 04/20/33		200		197,594
4.13%, 05/15/51		200		111,000

				750,674

Dominican Republic — 0.8%
Dominican Republic International Bond
6.88%, 01/29/26(d)		114		113,736
5.95%, 01/25/27(d)		128		123,704
7.05%, 02/03/31(b)		150		144,685
4.88%, 09/23/32(b)		311		252,436

				634,561

Egypt — 0.2%
Egypt Government International Bond, 8.50%, 01/31/47(d)		284		151,151

Guatemala — 0.4%
Guatemala Government Bond(b)
5.25%, 08/10/29		200		184,012
5.38%, 04/24/32		200		182,564

				366,576

Hungary — 0.3%
Hungary Government International Bond
5.38%, 03/25/24		24		23,940
5.25%, 06/16/29(b)		200		190,868

				214,808

Ivory Coast — 0.5%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)		400		373,360

Mexico — 0.2%
Mexico Government International Bond, 6.34%, 05/04/53		200		181,500

Morocco — 0.2%
Morocco Government International Bond, 2.38%, 12/15/27(b)		202		173,039

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Nigeria — 0.2%
Nigeria Government International Bond, 8.38%, 03/24/29(b)	USD	200	$171,108

Oman — 0.6%
Oman Government International Bond(d)
6.50%, 03/08/47		306	272,661
6.75%, 01/17/48		200	183,302

			455,963

Panama — 0.6%
Panama Government International Bond
3.16%, 01/23/30		200	167,628
4.50%, 04/16/50		200	135,890
6.85%, 03/28/54		200	185,632

			489,150

Peru — 0.4%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)		200	193,966
Peruvian Government International Bond, 3.30%, 03/11/41		170	117,455

			311,421

Poland — 0.1%
Republic of Poland Government International Bond, 4.25%, 02/14/43(d)	EUR	53	51,758

Romania — 0.7%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	88	85,453
2.88%, 03/11/29(d)	EUR	177	163,538
2.50%, 02/08/30(d)		187	161,624
2.12%, 07/16/31(d)		216	168,872

			579,487

Saudi Arabia — 0.2%
Saudi Government International Bond, 3.75%, 01/21/55(d)	USD	200	132,342

South Africa — 0.4%
Republic of South Africa Government International Bond
4.85%, 09/30/29		200	171,238
5.88%, 04/20/32		200	169,810

			341,048

Ukraine — 0.2%
Ukraine Government International Bond(c)(j)
7.75%, 09/01/27(d)		110	31,350
7.25%, 03/15/35(b)		400	104,600

			135,950

Total Foreign Agency Obligations — 7.3% (Cost: $7,005,972)			5,871,012

Municipal Bonds

Puerto Rico(a) — 0.2%
Commonwealth of Puerto Rico, GO 0.00%, 11/01/51		217	87,824

Security		Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued) Series A-1, 0.00%, 11/01/43	USD	20	$10,306
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		91	32,043

			130,173

Total Municipal Bonds — 0.2% (Cost: $137,949)			130,173

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(b) — 4.2%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)		1,090	946,841
Credit Suisse Mortgage Capital Certificates Trust
Series 2021-JR1, Class A2, 3.50%, 09/27/66(a)		507	428,209
Series 2021-JR1, Class B2, 0.00%, 09/27/66		859	763,211
Series 2021-JR1, Class PT2, 0.00%, 07/26/60(a)		632	199,359
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36		1,897	1,053,071

			3,390,691

Commercial Mortgage-Backed Securities — 5.3%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, (1-mo. Term SOFR + 3.27%), 8.61%, 04/15/35(a)(b)		61	58,869
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class J, (1-mo. Term SOFR + 2.76%), 8.10%, 10/15/36		425	416,313
Series 2021-MFM1, Class G, (1-mo. Term SOFR + 4.01%), 9.35%, 01/15/34		90	85,493
Citigroup Commercial Mortgage Trust(a)(b)
Series 2019-PRM, Class E, 4.89%, 05/10/36		500	498,271
Series 2019-PRM, Class F, 4.89%, 05/10/36		750	747,264
Cold Storage Trust, Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.94%, 11/15/37(a)(b)		127	124,790
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2020-FACT, Class F, (1-mo. Term SOFR + 6.27%), 11.60%, 10/15/37		300	254,887
Series 2021-BHAR, Class E, (1-mo. Term SOFR + 3.61%), 8.95%, 11/15/38		250	244,981
HONO Mortgage Trust, Series 2021-LULU, Class F, (1-mo. Term SOFR + 4.51%), 9.85%, 10/15/36(a)(b)		125	112,934
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)		498	340,456
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class F, (1-mo. Term SOFR + 3.54%), 8.87%, 04/15/37(a)(b)		98	84,537
MED Trust, Series 2021-MDLN, Class G, (1-mo. Term SOFR + 5.36%), 10.70%, 11/15/38(a)(b)		71	66,776
MF1 Trust, Series 2021-W10, Class G, (1-mo. Term SOFR + 4.22%), 9.55%, 12/15/34(a)(b)		120	111,542
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		625	423,279
Morgan Stanley Capital I Trust(b) Series 2018-MP, Class E, 4.42%, 07/11/40(a)		247	160,875

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust(b) (continued)
Series 2019-H7, Class D, 3.00%, 07/15/52	USD	750	$449,745
Wells Fargo Commercial Mortgage Trust, Series 2020- SDAL, Class E, (1-mo. Term SOFR + 2.85%), 8.19%, 02/15/37(a)(b)		50	45,903

			4,226,915

Interest Only Collateralized Mortgage Obligations — 1.0%
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 7.50%, 02/25/38(a)(b)		3,405	787,154

Total Non-Agency Mortgage-Backed Securities — 10.5% (Cost: $10,080,352)			8,404,760

Preferred Securities

Capital Trusts — 2.6%

Banks — 0.0%
HSBC Bank Capital Funding Sterling 1 LP, Series 1, 5.84%(a)(d)(h)	GBP	9	10,903

Diversified Telecommunication Services(a) — 1.1%
British Telecommunications PLC, 4.25%, 11/23/81(b)	USD	200	175,304
Telefonica Europe BV(d)(h)
4.38%	EUR	100	103,406
6.14%		200	203,017
2.38%		500	414,759

			896,486

Electric Utilities(a)(d)(h) — 0.3%
Electricite de France SA, 3.38%		200	162,790
Iberdrola International BV, Series NC9, 1.83%		100	81,793

			244,583

Financial Services — 0.0%
Credit Suisse Group AG, 6.25%(b)(c)(h)(j)	USD	200	19,000

Media — 0.1%
SES SA, 2.88%(a)(d)(h)	EUR	100	92,461

Oil, Gas & Consumable Fuels(a)(d)(h) — 0.5%
Abertis Infraestructuras Finance BV, 3.25%		200	192,748
Eni SpA, Series NC-9, 2.75%		200	166,108

			358,856

Pharmaceuticals — 0.4%
Bayer AG, 3.13%, 11/12/79(a)(d)		300	275,546

Wireless Telecommunication Services(a)(d) — 0.2%
Vodafone Group PLC
2.63%, 08/27/80		100	96,226
4.20%, 10/03/78		100	97,267

			193,493

			2,091,328

Total Preferred Securities — 2.6% (Cost: $2,805,888)			2,091,328

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a)(b) — 1.2%
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27	USD	130	115,323
Series 2019-K99, Class C, 3.76%, 10/25/52		1,000	861,995

			977,318

Security		Par (000)	Value

Mortgage-Backed Securities(m) — 3.7%
Uniform Mortgage-Backed Securities
4.50%, 10/13/52	USD	663	$608,990
3.00%, 10/12/53		428	353,812
3.50%, 10/12/53		2,283	1,963,147

			2,925,949

Total U.S. Government Sponsored Agency Securities — 4.9% (Cost: $4,132,318)			3,903,267

Total Long-Term Investments — 89.2% (Cost: $78,366,239)			71,492,783

Short-Term Securities

Commercial Paper — 0.3%
AT&T, Inc., 5.93%, 02/21/24(n)		250	244,252

		Shares

Money Market Funds — 8.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(o)(p)		7,031,453	7,031,453

Total Short-Term Securities — 9.1% (Cost: $7,275,892)			7,275,705

Total Investments — 98.3% (Cost: $85,642,131)			78,768,488

Other Assets Less Liabilities — 1.7%			1,335,614

Net Assets — 100.0%			$80,104,102

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Convertible security.
(f)	Zero-coupon bond.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Rounds to less than 1,000.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Represents or includes a TBA transaction.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Affiliate of the Trust.
(p)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,876,317	$1,155,136	(a)	$—	$—	$—	$7,031,453	7,031,453	$148,941	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	56	12/19/23	$6,049	$(116,599)
U.S. Long Bond	5	12/19/23	569	(30,517)
Ultra U.S. Treasury Bond	8	12/19/23	951	(71,892)
Long Gilt	4	12/27/23	460	(297)
2-Year U.S. Treasury Note	43	12/29/23	8,716	(25,185)
5-Year U.S. Treasury Note	28	12/29/23	2,949	(27,572)

				(272,062)

Short Contracts
Euro BOBL	1	12/07/23	122	1,458
Euro Bund	1	12/07/23	136	3,964
10-Year U.S. Ultra Long Treasury Note	87	12/19/23	9,703	262,565

				267,987

				$(4,075)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	112,792	EUR	104,693	JPMorgan Chase Bank N.A.	12/14/23	$1,742
USD	497,782	EUR	462,040	JPMorgan Chase Bank N.A.	12/14/23	7,690
USD	144,759	BRL	723,007	Bank of America N.A.	12/20/23	2,303
USD	89,813	CAD	121,000	Deutsche Bank AG	12/20/23	618
USD	117,006	CNH	847,774	BNP Paribas SA	12/20/23	488
USD	235,179	EUR	218,000	JPMorgan Chase Bank N.A.	12/20/23	3,854
USD	8,888,618	EUR	8,297,000	UBS AG	12/20/23	84,453
USD	1,328,973	GBP	1,074,000	Deutsche Bank AG	12/20/23	17,873
USD	132,687	MXN	2,317,128	Morgan Stanley & Co. International PLC	12/20/23	1,460

						120,481

EUR	50,731	USD	54,433	Morgan Stanley & Co. International PLC	12/14/23	(621)
BRL	1,110,182	USD	223,350	Morgan Stanley & Co. International PLC	12/20/23	(4,608)
MXN	1,312,463	USD	75,459	Morgan Stanley & Co. International PLC	12/20/23	(1,130)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,053,793	AUD	3,186,000	BNP Paribas SA	12/20/23	$(151)
ZAR	853,481	USD	44,856	JPMorgan Chase Bank N.A.	12/20/23	(88)

						(6,598)

						$113,883

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V13	5.00%	Quarterly	12/20/24	C	USD	6,380		$132,923	$(1,987)	$134,910
CDX.NA.HY.34.V11	5.00	Quarterly	06/20/25	C+	USD	1,620		44,226	(605)	44,831

								$177,149	$(2,592)	$179,741

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.18%	Annual	1-Day SOFR, 5.31%	Annual	N/A		06/21/24	USD	2,108	$26,744	$(1,998)	$28,742
28-Day MXIBTIIE, 11.50%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	946	(923)	—	(923)
28-Day MXIBTIIE, 11.50%	Monthly	9.90%	Monthly	N/A		02/05/25	MXN	3,555	(3,194)	1	(3,195)
28-Day MXIBTIIE, 11.50%	Monthly	9.92%	Monthly	N/A		02/05/25	MXN	1,713	(1,513)	—	(1,513)
1-Day SOFR, 5.31%	Annual	3.71%	Annual	N/A		01/10/27	USD	2,366	(85,783)	15,130	(100,913)
1-Day SOFR, 5.31%	Annual	1.56%	Annual	N/A		03/07/27	USD	2,933	(337,859)	(59,715)	(278,144)
1-Day SOFR, 5.31%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	441	(4,345)	2	(4,347)
3.50%	Annual	1-Day SOFR, 5.31%	Annual	N/A		05/28/31	USD	77	4,395	(1,240)	5,635
1-Day SOFR, 5.31%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	660	(24,185)	6	(24,191)
3.22%	Annual	1-Day SOFR, 5.31%	Annual	N/A		05/28/51	USD	34	4,917	(1,752)	6,669

									$(421,746)	$(49,566)	$(372,180)

(a)	Forward Swap.

9

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	4	$540	$116	$424
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	4	508	110	398
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	2	241	53	188
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	71	9,145	5,872	3,273
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R	USD	191	(41,171)	(738)	(40,433)
CMBX.NA.15	3.00	Monthly	Goldman Sachs International	11/15/64	N/R	USD	1,023	(243,573)	(217,438)	(26,135)
			Morgan Stanley & Co.
CMBX.NA.15	3.00	Monthly	International PLC	11/15/64	N/R	USD	1,023	(243,645)	(197,440)	(46,205)
			Morgan Stanley & Co.
CMBX.NA.15	3.00	Monthly	International PLC	11/18/64	N/R	USD	1,000	(238,166)	(185,730)	(52,436)

								$(756,121)	$(595,195)	$(160,926)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust			Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty
1-Day SOFR minus 1.05%, 5.31%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	12/15/23	USD	1,885	$(26,136)	$—	$(26,136)
1-Day SOFR minus 1.05%, 5.31%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	12/15/23	USD	119	(1,656)	—	(1,656)

									$(27,792)	$—	$(27,792)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$21,097,463	$—	$21,097,463
Common Stocks	504,637	—	—	504,637
Corporate Bonds
Aerospace & Defense	—	447,648	—	447,648
Automobile Components	—	529,250	—	529,250
Automobiles	—	1,403,798	—	1,403,798
Banks	—	528,603	—	528,603
Beverages	—	732,549	—	732,549
Building Materials	—	149,961	—	149,961
Building Products	—	106,402	—	106,402
Capital Markets	—	168,243	—	168,243
Chemicals	—	1,844,068	—	1,844,068
Commercial Services & Supplies	—	287,084	—	287,084
Construction Materials	—	51,275	—	51,275
Consumer Discretionary	—	101,978	—	101,978
Consumer Finance	80,349	129,446	—	209,795
Consumer Staples Distribution & Retail	—	203,743	—	203,743
Containers & Packaging	—	394,099	—	394,099
Diversified Consumer Services	—	200,413	—	200,413
Diversified REITs	—	160,345	—	160,345
Diversified Telecommunication Services	—	293,145	—	293,145
Electric Utilities	—	525,543	—	525,543
Energy Equipment & Services	—	17,973	—	17,973
Environmental, Maintenance & Security Service	—	7,384	—	7,384
Financial Services	—	990,945	159,024	1,149,969
Health Care Providers & Services	—	1,241,105	—	1,241,105
Health Care Technology	—	88,280	—	88,280
Hotels, Restaurants & Leisure	—	2,548,656	—	2,548,656
Household Durables	—	3,027,383	—	3,027,383
Independent Power and Renewable Electricity Producers	—	210,186	—	210,186
Insurance	—	213,315	—	213,315
Interactive Media & Services	—	307,768	—	307,768
Internet Software & Services	—	47,058	—	47,058
IT Services	—	193,493	—	193,493
Machinery	—	489,406	—	489,406
Media	—	1,113,160	—	1,113,160
Metals & Mining	—	497,358	—	497,358
Oil, Gas & Consumable Fuels	81,086	3,893,848	—	3,974,934
Passenger Airlines	—	118,668	—	118,668
Pharmaceuticals	—	348,570	—	348,570
Real Estate Management & Development	—	1,088,199	—	1,088,199
Software	—	340,729	—	340,729
Specialty Retail	—	102,514	—	102,514
Transportation Infrastructure	—	670,212	—	670,212
Water Utilities	—	260,059	—	260,059
Wireless Telecommunication Services	—	1,212,787	—	1,212,787
Floating Rate Loan Interests	—	1,433,650	449,385	1,883,035
Foreign Agency Obligations	—	5,871,012	—	5,871,012
Municipal Bonds	—	130,173	—	130,173
Non-Agency Mortgage-Backed Securities	—	8,404,760	—	8,404,760
Preferred Securities
Capital Trusts	—	2,091,328	—	2,091,328
U.S. Government Sponsored Agency Securities	—	3,903,267	—	3,903,267
Short-Term Securities
Commercial Paper	—	244,252	—	244,252
Money Market Funds	7,031,453	—	—	7,031,453

	$7,697,525	$70,462,554	$608,409	$78,768,488

11

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$ 184,024	$—	$ 184,024
Foreign Currency Exchange Contracts	—	120,481	—	120,481
Interest Rate Contracts	267,987	41,046	—	309,033
Liabilities
Credit Contracts	—	(165,209)	—	(165,209)
Equity Contracts	—	(27,792)	—	(27,792)
Foreign Currency Exchange Contracts	—	(6,598)	—	(6,598)
Interest Rate Contracts	(272,062)	(413,226)	—	(685,288)

	$(4,075)	$ (267,274)	$—	$ (271,349)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening balance, as of December 31, 2022	$191,535	$1,155,090	$3,616,469	$364,218	$5,327,312
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(191,535)	—	—	(261,306)	(452,841)
Others(a)	—	1,163,947	(1,163,947)	—	—
Accrued discounts/premiums	—	—	2,005	—	2,005
Net realized gain (loss)	—	(257,494)	193	653	(256,648)
Net change in unrealized appreciation (depreciation)(b)	—	183,278	(73,573)	6,435	116,140
Purchases	—	—	65,381	—	65,381
Sales	—	(2,085,797)	(1,997,143)	(110,000)	(4,192,940)

Closing balance, as of September 30, 2023	$—	$159,024	$449,385	$—	$608,409

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$—	$4,153	$(73,421)	$—	$(69,268)

(a)	Certain Level 3 investments were re-classified between Floating Rate Loan Interests and Corporate Bonds.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNH	Chinese Yuan

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GO	General Obligation Bonds

MXIBTIIE	Mexico Interbank TIIE 28-Day

PIK	Payment-in-Kind

RB	Revenue Bond

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

13